Employment Benefits	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Employment Benefits
25.	Employment Benefits

(1)	Employment benefit obligations as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Net defined benefit asset	￦	40,425	104,344
Net defined benefit obligations		1,449,837	1,380,352
Other long-term employee benefit obligations		1,710	1,500

(2)	Principal assumptions used for actuarial valuation as of December 31, 2024 an d 2025 are as follows:

	2024	2025
Discount rate	3.38%~5.06%	3.38%~5.44%
Future salary and benefit levels	4.83%	4.83%
Weighted average duration	9.89 years	9.65 years

(3)	Details of expense relating to defined benefit plans for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025
		In millions of won
Current service cost	￦	373,802	430,308	486,139
Interest cost		190,257	184,169	173,362
Expected return on plan assets		(163,074)	(141,108)	(124,639)

	￦	400,985	473,369	534,862

Expenses described above are recognized in those items below in the consolidated financial statements.

		2023	2024	2025
		In millions of won
Cost of sales	￦	285,209	340,165	384,386
Selling and administrative expenses		73,521	87,815	99,838
Others (Construction-in-progress and others)		42,255	45,389	50,638

	￦	400,985	473,369	534,862

In addition, for the years ended December 31, 2023, 2024 and 2025, employee benefit obligations expenses of, ￦85,560 million, ￦87,998 million and ￦95,639 million, respectively, are recognized as cost of sales, and ￦16,012 million, ￦16,221 million and ￦22,729 million, respectively, are recognized as selling and administrative expenses, and ￦15,639 million, ￦15,701 million and ￦17,749 million, respectively, are recognized as construction-in-progress and others, relates to the Company’s defined contribution plans.

(4)	Details of defined benefit obligations as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Present value of defined benefit obligation from funded plans	￦	4,960,645	4,978,795
Fair value of plan assets		(3,551,233)	(3,702,787)

Net liabilities incurred from defined benefit plans	￦	1,409,412	1,276,008

(5)	Changes in the present value of defined benefit obligations for the years ended December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Beginning balance	￦	4,312,702	4,960,645
Current service cost		430,308	486,139
Interest cost		184,169	173,362
Remeasurement component		425,671	32,568
Actual payments		(392,336)	(673,863)
Others		131	(56)

Ending balance	￦	4,960,645	4,978,795

(6)	Changes in the fair value of plan assets for the years ended December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Beginning balance	￦	3,349,480	3,551,233
Expected return		141,108	124,639
Remeasurement component		(10,030)	(12,236)
Contributions by the employers		254,763	350,970
Actual payments		(184,088)	(311,819)

Ending balance	￦	3,551,233	3,702,787

(7)	Details of the fair value of plan assets as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Equity instruments	￦	2,308	879
Debt instruments		413,522	527,278
Bank deposits		452,158	275,590
Others(*)		2,683,245	2,899,040

	￦	3,551,233	3,702,787

(*)	‘Others’ consist of various financial assets managed by external asset management companies.
For the years ended December 31, 2024 and 2025, actual returns on plan assets amounted to ￦131,078 million and ￦112,403 million, respectively.

(8)	Remeasurement components recognized in other comprehensive income (loss) for the years ended December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Actuarial loss (gain) from changes in financial assumptions	￦	320,582	(172,587)
Actuarial loss from experience adjustments, etc.		105,089	205,155
Expected loss		10,030	12,236

	￦	435,701	44,804

Remeasurement components recognized as other comprehensive income or loss are included in retained earnings.
In addition, loss on accumulated remeasurement component amounting to ￦95,694 million and gain on accumulated remeasurement component amounting to ￦8,027 million have been recognized as other comprehensive income or loss as of December 31, 2024 and 2025, respectively.